Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table (“SCT”) Total for PEO	CAP to PEO (2)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”) (3)	Net Loss (thousands)
2025	$16,373,868	$63,044,031	$3,802,123	$17,664,034	$711.92	$(177,042)
2024	$6,586,663	$5,197,649	$1,527,060	$1,227,674	$93.43	$(111,779)
2023	$1,738,115	$2,464,675	$1,191,293	$1,501,865	$104.00	$(63,779)

Named Executive Officers, Footnote [Text Block]
(1)	During 2025, 2024 and 2023, Brian F. Sullivan was our PEO, and Lance G. Laing and Vicky Hahne were our Non-PEO NEOs.

PEO Total Compensation Amount		$ 16,373,868	$ 6,586,663	$ 1,738,115
PEO Actually Paid Compensation Amount	[1]	63,044,031	5,197,649	2,464,675
Non-PEO NEO Average Total Compensation Amount		3,802,123	1,527,060	1,191,293
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 17,664,034	1,227,674	1,501,865
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following amounts were deducted from/added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.

(3)	TSR represents the value, as of the end of each fiscal year, of $100 invested in our common stock at the closing price on December 30, 2022, the last trading day before fiscal 2023. The per-share market price of our common stock on such date was $14.01, and the per-share market prices on the last trading days of fiscal years 2023, 2024 and 2025 were $14.57, $13.09, and $99.74, respectively. No dividends or other distributions have been made with respect to our common stock.

Adjustments	PEO ($)	Average of Other NEOs ($)
SCT Total	$16,373,868	$3,802,123
- Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(15,428,650)	$(3,216,194)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$20,020,519	$7,207,387
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$22,716,115	$8,116,166
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$8,336,709	$241,443
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$11,025,470	$1,513,109
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$—	$—
+ Dividends or Other Earnings Paid on Stock Awards in Covered Fiscal Year Prior to Vesting Date that are not otherwise included in Total Compensation for Covered Fiscal Year	$—	$—
Compensation Actually Paid	$63,044,031	$17,664,034

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[2]	$ 711.92	93.43	104.00
Net Income (Loss) Attributable to Parent		$ (177,042)	$ (111,779)	$ (63,779)
PEO Name		Brian F. Sullivan	Brian F. Sullivan	Brian F. Sullivan
Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (15,428,650)
Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,216,194)
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,020,519
Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,207,387
Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,716,115
Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,116,166
Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,336,709
Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		241,443
Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,025,470
Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,513,109
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dividends or Other Earnings Paid on Stock Awards in Covered Fiscal Year Prior to Vesting Date that are not otherwise included in Total Compensation for Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dividends or Other Earnings Paid on Stock Awards in Covered Fiscal Year Prior to Vesting Date that are not otherwise included in Total Compensation for Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The following amounts were deducted from/added to the SCT total compensation in accordance with the SEC-mandated adjustments to calculate CAP to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.
[2]	TSR represents the value, as of the end of each fiscal year, of $100 invested in our common stock at the closing price on December 30, 2022, the last trading day before fiscal 2023. The per-share market price of our common stock on such date was $14.01, and the per-share market prices on the last trading days of fiscal years 2023, 2024 and 2025 were $14.57, $13.09, and $99.74, respectively. No dividends or other distributions have been made with respect to our common stock.